Segment Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of information by segment
Revenue by business segment is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Sell-side advertising	$122,434	$60,011
Buy-side advertising	34,676	29,349
Total revenues	$157,110	$89,360
Operating (loss) income by business segment reconciled to (loss) income before income taxes is as follows (in thousands):

	Year Ended December 31,
	2023	2022
Sell-side advertising	$4,874	$8,318
Buy-side advertising	7,792	6,992
Corporate office expenses	(14,851)	(7,331)
(Loss) income from operations	(2,185)	7,979
Corporate other expense	(4,091)	(3,486)
(Loss) income before income taxes	$(6,276)	$4,493
Total assets by business segment are as follows (in thousands):

	December 31,
	2023	2022
Sell-side advertising	$34,354	$25,512
Buy-side advertising	22,539	25,686
Corporate office	13,779	6,928
Total assets	$70,672	$58,126